Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from contracts with customers
Schedule of disaggregated revenue information

					Period from 1
					January to 18	Year ended 31	Year ended 31
	Period from 19 December				December	December	December
	to 31 December 2019				2019	2018	2017
	Successor (NFH)				Predecessor (HHH)
		Operating
	Operating	assets_Tier 2	Expansion
Segments	assets_Tier 1	and other assets	assets	Total
Type of goods or services
Healthcare services	54,330	14,179	10,609	79,118	2,350,210	2,045,013	1,822,065
Others	445	344	128	917	18,957	13,766	5,815
Total revenue from contracts with customers	54,775	14,523	10,737	80,035	2,369,167	2,058,779	1,827,880
Timing of revenue recognition
At a point in time	37,949	7,846	5,748	51,543	1,433,987	1,275,375	1,093,043
Over time	16,826	6,677	4,989	28,492	935,180	783,404	734,837
Total revenue from contracts with customers	54,775	14,523	10,737	80,035	2,369,167	2,058,779	1,827,880

		Operating
	Operating	assets_Tier 2	Expansion
Segments	assets_Tier 1	and other assets	assets	Total

Revenue from contracts with customers
External customers	54,775	14,523	10,737	80,035
Intersegment sales	3,656	398	105	4,159

Intersegment eliminations	(3,656)	(398)	(105)	(4,159)
Total revenue from contracts with customers	54,775	14,523	10,737	80,035

Schedule of revenue recognized in the period that were included in the contract liabilities

At 1 January 2019 (Predecessor)	301,819
Revenue recognized that was included in the contract liabilities at the beginning of the period	(262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period	298,983
At 31 December 2019 (Successor)	338,069

At 1 January 2018 (Predecessor)	225,560
Revenue recognized that was included in the contract liabilities at the beginning of the period	(170,113)
Increases due to cash received, excluding amounts recognized as revenue during the period	246,372
At 31 December 2018 (Predecessor)	301,819

Schedule of transaction price allocated to the remaining performance obligations

	31 December 2019	31 December 2018
	Successor (NFH)	Predecessor (HHH)

Within one year	270,196	262,733
More than one year	67,873	39,086
	338,069	301,819